Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ (2,775)	$ 918	$ 807
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	56	25	31
Amortization of premiums and accretion of discounts associated with investments, net	(231)	(233)	(173)
(Gains) losses on investments and from sales of businesses, net	66	(5)	489
(Gains) losses on derivatives, net	6,998	1,321	1,255
(Income) loss from equity method investments, net of dividends or distributions	26	110	(17)
Interest credited to policyholder account balances	1,131	1,224	1,245
Universal life and investment-type product policy fees	(3,097)	(3,293)	(3,610)
Goodwill impairment	381	0	33
Change in accrued investment income	(35)	10	107
Change in premiums, reinsurance and other receivables	45	(403)	(879)
Change in deferred policy acquisition costs and value of business acquired, net	(555)	273	690
Change in income tax	(1,830)	724	762
Change in other assets	2,152	2,231	2,376
Change in future policy benefits and other policy-related balances	2,404	2,283	1,103
Change in other liabilities	(590)	(206)	1,562
Other, net	(15)	13	(20)
Net cash provided by (used in) operating activities	4,131	4,992	5,761
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	45,460	38,341	22,990
Sales, maturities and repayments of equity securities	224	308	98
Sales, maturities and repayments of mortgage loans	1,560	1,083	2,456
Sales, maturities and repayments of real estate and real estate joint ventures	446	512	28
Sales, maturities and repayments of other limited partnership interests	417	425	255
Purchases of fixed maturity securities	(39,097)	(43,502)	(28,056)
Purchases of equity securities	(58)	(273)	(89)
Purchases of mortgage loans	(2,847)	(2,560)	(353)
Purchases of real estate and real estate joint ventures	(75)	(109)	(209)
Purchases of other limited partnership interests	(203)	(233)	(345)
Cash received in connection with freestanding derivatives	707	224	788
Cash paid in connection with freestanding derivatives	(2,764)	(869)	(1,991)
Cash received under repurchase agreements	0	199	0
Cash paid under repurchase agreements	0	(199)	0
Cash received under reverse repurchase agreements	0	199	0
Cash paid under reverse repurchase agreements	0	(199)	0
Sale of business, net of cash and cash equivalents disposed of $0, $0 and $251, respectively	0	0	451
Sales of loans to affiliates	0	26	520
Receipts on loans to affiliates	50	0	0
Net change in policy loans	109	(72)	52
Net change in short-term investments	596	(343)	3,491
Net change in other invested assets	7	(55)	(598)
Net cash provided by (used in) investing activities	4,532	(7,097)	(512)
Cash flows from financing activities
Policyholder account balances: Deposits	10,040	20,269	18,947
Policyholder account balances: Withdrawals	(12,292)	(21,078)	(21,853)
Net change in payables for collateral under securities loaned and other transactions	(3,251)	3,121	704
Long-term debt issued	0	175	0
Long-term debt repaid	(26)	(235)	(1,379)
Financing element on certain derivative instruments and other derivative related transactions, net	(1,011)	(97)	(414)
Redemption of common stock	0	0	(906)
Common stock redemption premium	0	0	(484)
Dividends paid to MetLife, Inc.	(261)	(500)	(155)
Capital contributions from MetLife, Inc.	1,688	406	476
Net cash provided by (used in) financing activities	(5,113)	2,061	(5,064)
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	0	(2)	(45)
Change in cash and cash equivalents	3,550	(46)	140
Cash and cash equivalents, beginning of year	1,507	1,553	1,413
Cash and cash equivalents, end of year	5,057	1,507	1,553
Supplemental disclosures of cash flow information
Interest	130	137	171
Income tax	150	(463)	(471)
Non-cash transactions:
Returns of capital	26	50	40
Capital contributions	69	181	457
Transfer of fixed maturity securities from affiliates	4,030	0	0
Transfer of mortgage loans from affiliates	662	0	0
Transfer of short-term investments from affiliates	94	0	0
Transfer of fixed maturity securities to affiliates	346	0	804
Transfer of mortgage loans to affiliates	0	0	94
Reduction of other invested assets in connection with reinsurance transactions	676	0	863
Transfer of policyholder account balances to affiliate	$ 0	$ 0	$ 528